Book Value of Capital Lease Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Leases Disclosure [Line Items]
Gross book value of capital lease assets included in property	$ 4	$ 4
Net book value of capital lease assets included in property	$ 2	$ 1